Note 2 - Investments - Gross Unrealized Losses (Details) - USD ($)	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Available-for-sale securities, less than 12 months, unrealized loss	$ (142,203)	$ (200,355)	$ (270,188)
Available-for-sale securities, greater than 12 months, fair value	1,240,417	1,394,448	1,487,140
Available-for-sale securities, greater than 12 months, unrealized loss	(64,818)	(80,676)	(150,511)
Available-for-sale securities, fair value	8,142,464	7,648,171	7,481,891
Available-for-sale securities, unrealized loss	(207,021)	(281,031)	(420,699)
Available-for-sale securities, less than 12 months, fair value	6,902,047	6,253,723	5,994,751
Fixed Maturities [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(115,402)	(136,279)	(194,836)
Available-for-sale securities, greater than 12 months, fair value	165,857	330,489	666,770
Available-for-sale securities, greater than 12 months, unrealized loss	(3,018)	(8,276)	(48,107)
Available-for-sale securities, fair value	5,309,203	5,523,512	5,624,644
Available-for-sale securities, unrealized loss	(118,420)	(144,555)	(242,943)
Available-for-sale securities, less than 12 months, fair value	5,143,346	5,193,023	4,957,874
Fixed Maturities [Member] | US Treasury Securities [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(12,646)	(15,830)	(1,351)
Available-for-sale securities, greater than 12 months, fair value			228,597
Available-for-sale securities, greater than 12 months, unrealized loss			(33,465)
Available-for-sale securities, fair value	302,583	299,162	426,316
Available-for-sale securities, unrealized loss	(12,646)	(15,830)	(34,816)
Available-for-sale securities, less than 12 months, fair value	302,583	299,162	197,719
Fixed Maturities [Member] | Corporate Debt Securities [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(35,288)	(42,994)	(143,701)
Available-for-sale securities, greater than 12 months, fair value	49,157	196,399
Available-for-sale securities, greater than 12 months, unrealized loss	(746)	(2,240)
Available-for-sale securities, fair value	2,106,586	2,093,399	2,141,253
Available-for-sale securities, unrealized loss	(36,034)	(45,234)	(143,701)
Available-for-sale securities, less than 12 months, fair value	2,057,429	1,897,000	2,141,253
Fixed Maturities [Member] | US States and Political Subdivisions Debt Securities [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(30,087)	(38,191)	(10,595)
Available-for-sale securities, greater than 12 months, fair value
Available-for-sale securities, greater than 12 months, unrealized loss
Available-for-sale securities, fair value	1,219,109	1,296,688	675,885
Available-for-sale securities, unrealized loss	(30,087)	(38,191)	(10,595)
Available-for-sale securities, less than 12 months, fair value	1,219,109	1,296,688	675,885
Fixed Maturities [Member] | Collateralized Mortgage Backed Securities [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(37,381)	(39,264)	(39,189)
Available-for-sale securities, greater than 12 months, fair value	116,700	134,090	438,173
Available-for-sale securities, greater than 12 months, unrealized loss	(2,272)	(6,036)	(14,642)
Available-for-sale securities, fair value	1,680,925	1,834,263	2,381,190
Available-for-sale securities, unrealized loss	(39,653)	(45,300)	(53,831)
Available-for-sale securities, less than 12 months, fair value	1,564,225	1,700,173	1,943,017
Equity Securities [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(23,309)	(59,357)	(75,352)
Available-for-sale securities, greater than 12 months, fair value	1,074,560	1,063,959	820,370
Available-for-sale securities, greater than 12 months, unrealized loss	(61,800)	(72,400)	(102,404)
Available-for-sale securities, fair value	2,723,457	2,071,819	1,857,247
Available-for-sale securities, unrealized loss	(85,109)	(131,757)	(177,756)
Available-for-sale securities, less than 12 months, fair value	1,648,897	1,007,860	1,036,877
Other Equity Investments [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(3,492)	(4,719)
Available-for-sale securities, greater than 12 months, fair value
Available-for-sale securities, greater than 12 months, unrealized loss
Available-for-sale securities, fair value	109,804	52,840
Available-for-sale securities, unrealized loss	(3,492)	(4,719)
Available-for-sale securities, less than 12 months, fair value	109,804	52,840
Equities, Including Equity Securities and Other Equity Investments [Member]
Available-for-sale securities, less than 12 months, unrealized loss	(26,801)	(64,076)	(75,352)
Available-for-sale securities, greater than 12 months, fair value	1,074,560	1,063,959	820,370
Available-for-sale securities, greater than 12 months, unrealized loss	(61,800)	(72,400)	(102,404)
Available-for-sale securities, fair value	2,833,261	2,124,659	1,857,247
Available-for-sale securities, unrealized loss	(88,601)	(136,476)	(177,756)
Available-for-sale securities, less than 12 months, fair value	$ 1,758,701	$ 1,060,700	$ 1,036,877